Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Cash Flows from Operating Activities:
Net income	$ 106,875	$ 49,297	$ 140,959	$ 135,112	$ 149,446
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	28,368	31,218	122,608	117,793	104,896
Asset impairments	835	58	27,031	5,777	6,865
Gain on disposal of property, plant and equipment	(149)	(88)	(351)	(2)	(248)
Unrealized foreign exchange (gains) losses	(6,189)	(1,639)	(3,146)	(5,932)	(17,662)
Realized (gain) loss on settlement of forward foreign exchange contracts not designated for hedge accounting	2,710	3,485	(8,508)	9,548	16,342
Employee benefit plans' amortization from accumulated other comprehensive loss	5,767	373	1,412	(8,627)	3,580
Employee benefit plans' curtailment (gain) loss, net		(773)	(2,391)	129	106
Noncash loss (gain) on extinguishment of debt	114		(3,643)	226	(13,647)
Amortization of deferred debt issuance costs	1,066	1,110	4,323	4,345	4,332
Stock-based compensation	1,435	1,214	5,965	8,439	6,438
Allowance for doubtful accounts	2,153	2,919	5,024	4,634	7,536
Deferred income taxes			19,853	16,153	31,113
Change in operating assets and liabilities:
Trade receivables	97,437	118,185	145,717	(116,003)	(30,259)
Inventories	(56,050)	(29,961)	87,547	(6,848)	(148,533)
Other current assets	12,471	(17,713)	34,384	(39,231)	(20,131)
Other non-current assets	(6,629)	(1,744)	1,019	4,780	(7,160)
Accounts payable and other accrued liabilities	2,859	26,711	46,578	(55,300)	39,886
Income tax liabilities	34,212	11,764	(27,811)	(15,242)	6,330
Accrued salaries, wages and employee benefits and long-term employee related benefits	(83,244)	(90,766)	(74,140)	(55,846)	(12,128)
Other long-term liabilities	(1,093)	1,049	7,995	(2,358)	19,120
Other, net	106	94	551	301	52
Net cash provided by operating activities	143,054	104,793	530,976	1,848	146,274
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(20,883)	(17,291)	(83,855)	(130,580)	(154,632)
Proceeds from sale of property, plant and equipment	45	117	640	171	1,549
Proceeds (payments) on settlement of forward foreign exchange contracts not designated for hedge accounting	(2,710)	(3,485)	8,508	(9,548)	(16,342)
Acquisitions, net of cash acquired			(491)	0	(12,242)
Other			0	(1,000)	(114)
Net cash used for investing activities	(23,548)	(20,659)	(75,198)	(140,957)	(181,781)
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt			385,000	0	909,390
Repayments of long-term debt and capital leases	(50,450)	(458)	(407,963)	(1,848)	(866,051)
Proceeds from senior revolving credit facility		50,000	50,000	305,000	0
Repayments of senior revolving credit facility		(110,000)	(250,000)	(213,250)	0
Short-term borrowings, net	(347)	7,754	(694)	19,427	27,311
Debt issuance costs		(51)	(7,376)	(7,307)	(17,546)
Restricted cash	(127)	(305)	565	(3,803)	(700)
Repurchase of common stock		(479)	(603)	(489)	(78)
Excess tax benefits from stock-based compensation			168	0	0
Dividend to stockholders	(25,076)	0	(20,036)	(20,023)	(20,013)
Net cash (used for) provided by financing activities	(76,000)	(53,539)	(250,939)	77,707	32,313
Effect of exchange rate changes on cash and cash equivalents	(44)	3,183	(3,247)	(3,782)	2,116
Net increase (decrease) in cash and cash equivalents	43,462	33,778	201,592	(65,184)	(1,078)
Beginning cash and cash equivalents	406,134	204,542	204,542	269,726	270,804
Ending cash and cash equivalents	449,596	238,320	406,134	204,542	269,726
Cash paid (received) during the period for:
Interest	4,580	5,796	128,718	129,079	147,237
Income taxes		4,077	49,346	56,229	52,912
Income Taxes Paid, Net	$ (15,376)